Acquisitions of and investment in businesses - Good Night Medical, LLC - Narratives (Details) - Good Night Medical, LLC - USD ($)	Apr. 01, 2022	Sep. 30, 2022
Disclosure of detailed information about business combination [line items]
Purchase price	$ 6,162,000
Cash consideration	$ 4,361,000	$ 1,801,000
Discount rate	3.40%
Fair value of holdback consideration	$ 1,801,000
Professional fees in conjunction with the acquisition	$ 58,000